CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 21,365	$ 26,314
Accounts receivable, net of provision for credit losses (Note 2)	3,503	3,985
Deferred voyage expenses (Note 2)	75	69
Inventories	1,981	2,242
Prepaid expenses and other assets	1,275	1,115
Current assets from discontinued operations (Note 3)	228	1,639
Total current assets	28,427	35,364
FIXED ASSETS:
Advances for vessel acquisitions and other vessels' costs (Note 5)	0	11,017
Vessels, net (Note 6)	128,108	59,421
Property and equipment, net	1,135	993
Vessels, net, of discontinued operations (Note 3)	0	23,450
Total fixed assets	129,243	94,881
Right of use asset under operating leases (Note 8)	184	190
Non-current assets from discontinued operations (Note 3)	0	134
Total non-current assets	184	324
Total assets	157,854	130,569
CURRENT LIABILITIES:
Current portion of long-term debt, net of unamortized deferred fin. costs (Note 7)	7,768	4,282
Accounts payable, trade and other	1,472	1,322
Due to related parties (Note 4)	68	8
Accrued liabilities	1,100	1,613
Lease liabilities, current (Note 8)	94	72
Current liabilities from discontinued operations (Note 3)	316	769
Total current liabilities	10,818	8,066
Long-term debt, net of unamortized deferred financing costs (Note 7)	49,898	28,001
Other liabilities, non-current	251	146
Long-term lease liabilities (Note 8)	90	118
Commitments and contingencies (Note 8)	0	0
Long-term liabilities from discontinued operations (Note 3)	0	0
Total long-term liabilities	50,239	28,265
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 25,000,000 shares authorized, none and 1,600 issued and outstanding as at December 31, 2020 and 2019, respectively (Note 9)	0	0
Common stock, $0.01 par value; 500,000,000 shares authorized; 5,082,726 and 4,902,071 issued and outstanding as at December 31, 2020 and 2019, respectively (Note 9)	51	49
Additional paid-in capital (Note 9)	457,171	459,328
Other comprehensive income	8	69
Accumulated deficit	(360,433)	(365,208)
Total stockholders' equity	96,797	94,238
Total liabilities and stockholders' equity	$ 157,854	$ 130,569